FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS
3.
FAIR VALUE MEASUREMENTS

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 - Inputs to the valuation methodology include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable and insignificant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value.

Level 1 Fair Value Measurements

The fair value of the self-directed brokerage accounts, including common and preferred stock, unit investment trusts, employer stock and money market funds are based on quoted market prices. All investments are participant-directed.

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price.

Level 2 Fair Value Measurements

Fixed annuities are valued at fair value by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer. The fair value of the investment contract approximates contract value as of December 31, 2025 and 2024.

Investments Measured at NAV Practical Expedient

Collective trust funds are valued at their net asset value ("NAV") on the last day of the calendar year of the period; as a result, these investments are not classified within the fair value hierarchy. Collective funds are comprised of units in such collective trust funds that are not publicly traded. The underlying assets in these funds are valued where applicable on exchanges and price quotes for the assets held by these funds are readily available. When current market prices or quotations are not available, valuations are determined using valuation models adopted by the trustee or other inputs principally from or corroborated by observable market data. The Plan held collective trust funds at December 31, 2025 and 2024 as described below.

State Street Aggregate Bond Index Fund - Class K – The State Street Aggregate Bond Index Fund (the "fund") seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market over the long term. This fund is not FDIC-insured. There are no unfunded commitments and no withdrawal restrictions.

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual Funds	$17,912,772	$-	$-	$17,912,772
Fixed Annuities	-	278,082	-	278,082
Total	17,912,772	278,082	-	18,190,854

Self-directed brokerage accounts:
Common stock-employer stock	1,754,416	-	-	1,754,416
Self-directed brokerage accounts	345,014	-	-	345,014
Total self-directed brokerage accounts	2,099,430	-	-	2,099,430

Collective Trust Funds(a)				493,639

Total investments	$20,012,202	$278,082	$-	$20,783,923

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual Funds	$15,908,553	$-	$-	$15,908,553
Fixed Annuities	-	457,782	-	457,782
Total	15,908,553	457,782	-	16,366,335

Self-directed brokerage accounts:
Common stock-employer stock	2,479,730	-	-	2,479,730
Self-directed brokerage accounts	761,621	-	-	761,621
Total self-directed brokerage accounts	3,241,351	-	-	3,241,351

Collective Trust Funds(a)				446,807

Total investments	$19,149,904	$457,782	$-	$20,054,493

(a) In accordance with Accounting Standards Codification (“ASC”) Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.